Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with the SEC’s disclosure requirements regarding pay versus performance, this section presents the
SEC-defined
“Compensation Actually Paid,” or CAP. Also required by the SEC, this section compares CAP to various measures used to gauge our performance. CAP is a supplemental measure to be viewed alongside performance measures as an addition to the philosophy and strategy of compensation-setting discussed elsewhere in this Proxy Statement, not in replacement.
Pay Versus Performance Table
The following table sets forth information concerning the compensation of our named executive officers for each of the fiscal years ended December 31, 2021, 2022 and 2023, and our financial performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Total Shareholder Return ($)	Net Income ($)
2023	2,366,595	2,368,595	991,378	992,778	59.06	(75,120,138)
2022	2,203,975	2,073,975	966,610	875,610	61.74	(42,057.430)
2021	2,889,133	2,874,133	1,320,995	1,310,945	127.52	(1,535.094)

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Caroline Beasley	Bruce Beasley and Brian Beasley
2022	Caroline Beasley	Bruce Beasley and Brian Beasley
2021	Caroline Beasley	Bruce Beasley and Brian Beasley
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2023
Adjustments	PEO	Average Non-PEO NEOs
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(2,000)	$(1,400)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$4,000	$2,800

TOTAL ADJUSTMENTS	$2,000	$1,400

Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Caroline Beasley	Bruce Beasley and Brian Beasley
2022	Caroline Beasley	Bruce Beasley and Brian Beasley
2021	Caroline Beasley	Bruce Beasley and Brian Beasley

PEO Total Compensation Amount	$ 2,366,595	$ 2,203,975	$ 2,889,133
PEO Actually Paid Compensation Amount	$ 2,368,595	2,073,975	2,874,133
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2023
Adjustments	PEO	Average Non-PEO NEOs
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(2,000)	$(1,400)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$4,000	$2,800

TOTAL ADJUSTMENTS	$2,000	$1,400

Non-PEO NEO Average Total Compensation Amount	$ 991,378	966,610	1,320,995
Non-PEO NEO Average Compensation Actually Paid Amount	$ 992,778	875,610	1,310,945
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2023
Adjustments	PEO	Average Non-PEO NEOs
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(2,000)	$(1,400)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$4,000	$2,800

TOTAL ADJUSTMENTS	$2,000	$1,400

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 59.06	61.74	127.52
Net Income (Loss)	$ (75,120,138)	$ (42,057.43)	$ (1,535.094)
PEO Name	Caroline Beasley
PEO | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,000)
PEO | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,000
PEO | TOTAL ADJUSTMENTS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,000
Non-PEO NEO | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,400)
Non-PEO NEO | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,800
Non-PEO NEO | TOTAL ADJUSTMENTS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,400